NOTES PAYABLE TO RELATED PARTIES AND A SHAREHOLDER (Details) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Oct. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 29, 2013 Senior Convertible Note One [Member]	Nov. 13, 2012 Senior Convertible Note One [Member]	Jun. 19, 2012 Senior Convertible Note One [Member]	Oct. 29, 2013 Senior Convertible Note Two [Member]	Nov. 13, 2012 Senior Convertible Note Two [Member]	Sep. 28, 2012 Senior Convertible Note Two [Member]	Oct. 29, 2013 Senior Convertible Note Three [Member]	Jul. 09, 2012 Senior Convertible Note Three [Member]	Dec. 31, 2013 Senior Convertible Note Three [Member]	Jul. 09, 2012 Senior Convertible Note Three [Member] Ralph Frija [Member]	Jul. 09, 2012 Senior Convertible Note Three [Member] Philip Holman [Member]	Jul. 09, 2012 Senior Convertible Note Three [Member] Angela Vaccaro [Member]	Oct. 29, 2013 Senior Convertible Note Four [Member]	Dec. 31, 2013 Senior Convertible Note Four [Member]	Jul. 11, 2013 Senior Convertible Note Four [Member] Angela Vaccaro [Member]	Dec. 31, 2013 Senior Convertible Notes [Member]	Oct. 29, 2013 Notes Payable to Shareholder [Member]	Nov. 13, 2012 Notes Payable to Shareholder [Member]	Jul. 09, 2012 Notes Payable to Shareholder [Member]	Apr. 30, 2013 Notes Payable to Shareholder [Member]	Oct. 29, 2013 Senior Convertible Note Payable [Member]	Jan. 29, 2013 Senior Convertible Note Payable [Member]	Dec. 31, 2013 Senior Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 300,000			$ 50,000		$ 350,000		$ 200,000	$ 100,000	$ 50,000			$ 75,000				$ 500,000			$ 500,000
Number of shares called by warrants	192,970					9,303			1,374		3,373		1,927	964	482			718							8,142
Percentage of principal, value													10,000	5,000	2,500			3,750							25,000
Calculation percent													5.00%	5.00%	5.00%			5.00%							5.00%
Weighted average closing price per share													$ 5.19	$ 5.19	$ 5.19			$ 5.227							$ 3.07
Proceeds from issuance of senior convertible note payable to stockholder																									500,000
Annual rate						18.00%			18.00%		18.00%							18.00%				24.00%			18.00%
Maturity date, maximum						Jun. 18, 2015			Sep. 28, 2015		Jul. 08, 2016							Jul. 10, 2016							Jan. 28, 2016
Maturity date, minimum					Jun. 18, 2014	Jun. 18, 2013		Sep. 27, 2014	Sep. 27, 2013		Jul. 08, 2014							Jul. 10, 2014							Jan. 28, 2014
Maturity date																					Jan. 08, 2014	Jan. 08, 2013	Apr. 22, 2016
Conversion price						$ 1.065			$ 1.20	$ 3.00	$ 5.71					$ 3.00		$ 5.75				$ 2.577			$ 3.3775
Amount of debt converted into stock	1,700,000			300,000			50,000			350,000						75,000				429,487				500,000
Shares issued from conversion of convertible debt	780,000			281,691			41,667			116,668						25,000				166,662				148,039
Induced conversion expense		299,577										246,375					53,202
Exercise price	$ 3.30										$ 5.71							$ 5.75							$ 3.3775
Weighted average closing price per share, percentage						110.00%			110.00%		110.00%							110.00%				110.00%			110.00%
Weighted average closing price per share, measurement period						30 days			30 days		30 days		30 days	30 days	30 days			30 days				30 days			30 days
Expiration date of warrants						Jun. 18, 2017			Sep. 27, 2017		Jul. 08, 2018							Jul. 10, 2018							Jan. 28, 2018
Debt discount						3,902			368		4,550							825							10,131
Incremental conversion option intrinsic value benefit											3,937														79,527
Amortization of debt discount		102,500	740									4,550					825		3,530							10,131
Amortization of beneficial conversion option												$ 3,937														$ 79,527